Document and Entity Information	3 Months Ended
Sep. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	RELMADA THERAPEUTICS, INC.
Entity Central Index Key	0001553643
Trading Symbol	RLMD
Amendment Flag	false
Document Type	S-1
Document Period End Date	Sep. 30, 2018
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false